Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities
a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable and interest receivable	(3,317)	(808)	(3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692

	(19,794)	(833)	(1,961)